Concession Financial and Sector Assets and Liabilities - Schedule of Generation Indemnity Receivable (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2025 BRL (R$) MW	Dec. 31, 2024 BRL (R$)
Concession Financial and Sector Assets and Liabilities
Installed capacity (MW) | MW	3,601.7
Net balance of assets	R$ 871	R$ 783
Financial Update	126	88
Net balance of assets	R$ 997	871
HPP Três Marias [member]
Concession Financial and Sector Assets and Liabilities
Concession expiration date	July 2015
Installed capacity (MW) | MW	396
Net balance of assets	R$ 225	203
Financial Update	33	22
Net balance of assets	R$ 258	225
HPP Salto Grande [member]
Concession Financial and Sector Assets and Liabilities
Concession expiration date	July 2015
Installed capacity (MW) | MW	102
Net balance of assets	R$ 115	104
Financial Update	17	11
Net balance of assets	R$ 132	115
HPP Itutinga [member]
Concession Financial and Sector Assets and Liabilities
Concession expiration date	July 2015
Installed capacity (MW) | MW	52
Net balance of assets	R$ 13	12
Financial Update	2	1
Net balance of assets	R$ 15	13
HPP Camargos [member]
Concession Financial and Sector Assets and Liabilities
Concession expiration date	July 2015
Installed capacity (MW) | MW	46
Net balance of assets	R$ 27	24
Financial Update	4	3
Net balance of assets	R$ 31	27
SHP Piau [member]
Concession Financial and Sector Assets and Liabilities
Concession expiration date	July 2015
Installed capacity (MW) | MW	18.01
Net balance of assets	R$ 6	5
Financial Update	1	1
Net balance of assets	R$ 7	6
SHP Gafanhoto [member]
Concession Financial and Sector Assets and Liabilities
Concession expiration date	July 2015
Installed capacity (MW) | MW	14
Net balance of assets	R$ 7	6
Financial Update	1	1
Net balance of assets	R$ 8	7
SHP Peti [member]
Concession Financial and Sector Assets and Liabilities
Concession expiration date	July 2015
Installed capacity (MW) | MW	9.4
Net balance of assets	R$ 8	7
Financial Update	1	1
Net balance of assets	R$ 9	8
SHP Dona Rita [member]
Concession Financial and Sector Assets and Liabilities
Concession expiration date	Sep. 2013
Installed capacity (MW) | MW	2.41
Net balance of assets	R$ 2	2
Financial Update	0	0
Net balance of assets	R$ 2	2
SHP Tronqueiras [member]
Concession Financial and Sector Assets and Liabilities
Concession expiration date	July 2015
Installed capacity (MW) | MW	8.5
Net balance of assets	R$ 11	10
Financial Update	1	1
Net balance of assets	R$ 12	11
SHP Joasal [member]
Concession Financial and Sector Assets and Liabilities
Concession expiration date	July 2015
Installed capacity (MW) | MW	8.4
Net balance of assets	R$ 9	8
Financial Update	1	1
Net balance of assets	R$ 10	9
SHP Martins [member]
Concession Financial and Sector Assets and Liabilities
Concession expiration date	July 2015
Installed capacity (MW) | MW	7.7
Net balance of assets	R$ 6	5
Financial Update	1	1
Net balance of assets	R$ 7	6
SHP Cajuru [member]
Concession Financial and Sector Assets and Liabilities
Concession expiration date	July 2015
Installed capacity (MW) | MW	7.2
Net balance of assets	R$ 26	23
Financial Update	4	3
Net balance of assets	R$ 30	26
SHP Paciência [member]
Concession Financial and Sector Assets and Liabilities
Concession expiration date	July 2015
Installed capacity (MW) | MW	4.08
Net balance of assets	R$ 6	5
Financial Update	1	1
Net balance of assets	R$ 7	6
SHP Marmelos [member]
Concession Financial and Sector Assets and Liabilities
Concession expiration date	July 2015
Installed capacity (MW) | MW	4
Net balance of assets	R$ 3	3
Financial Update	0	0
Net balance of assets	R$ 3	3
HPP Volta Grande [member]
Concession Financial and Sector Assets and Liabilities
Concession expiration date	Feb. 2017
Installed capacity (MW) | MW	380
Net balance of assets	R$ 0	0
Financial Update	0	0
Net balance of assets	R$ 0	0
HPP Miranda [member]
Concession Financial and Sector Assets and Liabilities
Concession expiration date	Dec. 2016
Installed capacity (MW) | MW	408
Net balance of assets	R$ 123	111
Financial Update	18	12
Net balance of assets	R$ 141	123
HPP Jaguara [member]
Concession Financial and Sector Assets and Liabilities
Concession expiration date	Aug. 2013
Installed capacity (MW) | MW	424
Net balance of assets	R$ 187	168
Financial Update	27	19
Net balance of assets	R$ 214	187
HPP São Simão [member]
Concession Financial and Sector Assets and Liabilities
Concession expiration date	Jan. 2015
Installed capacity (MW) | MW	1,710
Net balance of assets	R$ 97	87
Financial Update	14	10
Net balance of assets	R$ 111	R$ 97